Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of cash flows.
Loss for the year	$ (174,016,842)	$ (1,963,885)	$ (20,195,201)
Adjustments for:
Bank interest income	(3,980)	(8,043)	(15,506)
Depreciation	4,288,115	1,292,472	1,124,072
Amortization of intangible assets	3,058,527	1,133,564	1,110,516
Finance costs	5,238,030	59,567	69,390
Fair value loss on convertible securities	29,054,669	2,846,750	0
Fair value loss on preference shares liabilities	125,398,798	0	0
Fair value loss on financial assets at fair value through profit or loss	94,000	0	0
Net exchange (gain)/ losses	(285,025)	280,360	52,534
Write-off on amount due from a shareholder	106,179	0	0
Gain on bargain purchase	(117,238)	0	0
Loss on disposal of a subsidiary	292,132	0	0
Impairment loss on interest in joint venture		570,704	0
Impairment loss on amount due from a joint venture	176,227	0	0
(Gain)/loss on disposal of property, plant and equipment	(39)	1,646	0
Write-off on property, plant and equipment	476,431	0	0
Share of loss of a joint venture		1,133,321	2,576,842
Equity-settled share-based payment expenses	22,494,918	1,617,469	3,910,562
Income tax (expense)/credit	(3,732,744)	1,937,558	677,474
Total adjustments to reconcile profit (loss)	19,987,646	5,026,367	(12,044,265)
Changes in:
(Increase)/decrease in inventories	(2,331,649)	(3,745,228)	415,686
(Increase)/decrease in trade receivables	(24,050,811)	(20,090,387)	1,827,941
Increase in deposits and prepayments and other receivables	(6,126,194)	(1,093,451)	(163,171)
Decrease/(increase) in amount due from a joint venture		18,862	(199,687)
Increase in amounts due from related companies	(9,060)	0	0
(Increase)/decrease in other non-current assets	(499,966)	(32,577)	38,059
(Decrease)/increase in trade payables	(3,457,215)	9,707,910	1,714,170
Increase in accrued expenses and other current liabilities	27,350,803	5,962,060	2,758,152
Increase in contract liabilities	2,532,659	1,485,582	3,814,321
Cash from/(used in) operations	13,396,213	(2,760,862)	(1,838,794)
Income tax refund/(paid)	(20,284)	118,849	44,316
Net cash generated from/(used in) operating activities	13,416,497	(2,879,711)	(1,883,110)
Cash flows from investing activities
Payment for purchase of property, plant and equipment	(8,546,945)	(2,862,902)	(259,178)
Proceeds from disposal of property, plant and equipment	713,523	10,890	0
Payment for purchase of intangible assets	(2,865,315)	(197,159)	(114,680)
Payment for purchase of financial assets at fair value through profit or loss	(10,000,000)	0	0
Payment for acquisition of a subsidiary, net of cash acquired		(2,929,533)	0
Increase in amount due from a shareholder		(4,182)	(3,077)
Investment in joint ventures		0	(4,236,765)
Proceeds from partial disposal of a subsidiary without loss of control		0	1
Settlement of deferred consideration	(1,326,823)	0	0
Interest received	3,980	8,043	15,506
Net cash used in investing activities	(22,021,580)	(5,974,843)	(4,598,193)
Cash flows from financing activities
Capital element of lease rentals paid	(1,299,031)	(610,926)	(503,585)
Interest element of lease rentals paid	(205,915)	(49,400)	(64,107)
Interest paid	(33)	(654)	(5,283)
Proceeds from issuance of preference shares	25,970,000	0	0
Proceeds from issuance of convertible securities	4,980,718	12,499,363	0
(Decrease)/increase in amounts due to shareholders	(128,797)	4,477	3,836
Net cash generated from/(used in) financing activities	29,316,942	11,842,860	(569,139)
Net increase/(decrease) in cash and cash equivalents	20,711,859	2,988,306	(7,050,442)
Cash and cash equivalents at the beginning of the year	14,489,880	11,521,505	18,781,873
Effect of foreign exchange rate changes	87,213	(19,931)	(209,926)
Cash and cash equivalents at the end of the year	$ 35,288,952	$ 14,489,880	$ 11,521,505